NOTES PAYABLE - RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes Payable - Related Party
NOTES PAYABLE - RELATED PARTY

NOTE 8 – NOTES PAYABLE - RELATED PARTY

Related party notes payable totaled $300,000 and $0 on September 30, 2021, and December 31, 2020.

On July 7, 2021, the Company issued a promissory note with an entity managed by Ronald J. LoRicco, Sr., a member of our Board of Directors, in exchange for $50,000 bearing an interest rate of 10% per annum. The maturity date for the promissory note is July 23, 2021. The note payable was paid in full on August 24, 2021.

On July 7, 2021, the Company issued a promissory note with Michael V. Barbera, our Chairman of the Board, in exchange for $50,000 bearing an interest rate of 10% per annum. The maturity date for the promissory note is July 23, 2021. The note payable was paid in full on August 24, 2021.

On July 15, 2021, the Company issued a promissory note with David Anderson, our Chief Operating Officer, in exchange for $20,000 bearing an interest rate of 10% per annum. The maturity date for the promissory note is July 23, 2021. The note payable was paid in full on August 18, 2021.

On July 26, 2021, the Company issued a promissory note with David Anderson, our Chief Operating Officer, in exchange for $30,500 bearing an interest rate of 10% per annum. The maturity date of the promissory note is August 2, 2021. The note payable was paid in full on August 18, 2021.

On July 27, 2021, the Company issued a promissory note with Simon Kay, our Interim Acting Chief Executive Officer and Principal Financial Officer, in exchange for $10,000 bearing an interest rate of 10% per annum. The maturity date of the promissory note is August 3, 2021. The note payable was paid in full on August 18, 2021.

On August 6, 2021, the Company issued a promissory note with an entity managed by Ronald J. LoRicco, Sr., a member of our Board of Directors, in exchange for $100,000 bearing an interest rate of 10% per annum. The maturity date for the promissory note is August 24, 2021. The note payable was paid in full on August 24, 2021.

Interest expense for the Company’s notes payable – related party for the three and nine months ended September 30, 2021, was $16,635 and $27,648, respectively, compared to $0 and $2,455 for the three and nine months ended September 30, 2020.

Accrued interest for the Company’s notes payable - related party on September 30, 2021, and December 31, 2020, was $27,648 and $0, respectively, and is included in accrued expenses on the condensed consolidated balance sheets.

NOTE 8 – NOTES PAYABLE - RELATED PARTY

Notes payable – related party totaled $0 at December 31, 2020 and December 31, 2019.

On January 16, 2020, the Company entered into a demand note agreement with our Board Chairman, Michael V. Barbera, in the amount of $50,000. The note has a term of 6 months bearing an interest rate of 10% per annum. On April 13, 2020, an addendum was executed changing the terms of the note to a convertible note payable bearing an interest rate of 12% per annum. Per the addendum, the principal and accrued interest is convertible at the option of the holder after June 5, 2020 at a 20% discount of that days’ closing price. See Note 6 for information regarding this convertible note payable – related party.

On January 16, 2020, the Company entered into a demand note agreement with an entity managed by Ronald J. LoRicco, Sr., a member of our Board of Directors, in the amount of $50,000. The note has a term of 6 months bearing an interest rate of 10% per annum. On April 13, 2020, an addendum was executed changing the terms of the note to a convertible note payable bearing an interest rate of 12% per annum. Per the addendum, the principal and accrued interest is convertible at the option of the holder after June 5, 2020 at a 20% discount of that days’ closing price. See Note 6 for information regarding this convertible note payable – related party.

Interest expense for the Company’s notes payable – related party was $2,455 and $2,926 for the years ended December 31, 2020 and December 31, 2019, respectively. Accrued interest for the Company’s notes payable – related party at December 31, 2020 and December 31, 2019 was $0 and $0, respectively, and is included in accrued expenses on the consolidated balance sheets.